SCHEDULE OF WARRANTS ACTIVITY (Details) - $ / shares	3 Months Ended		12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024	Dec. 31, 2024	Dec. 31, 2023
Share-Based Payment Arrangement [Abstract]
Number of warrants, outstanding as of the beginning of the periods	228,958,334	228,958,334	228,958,334	228,958,334
Weighted average exercise price, outstanding as of the beginning of the periods	$ 0.0483	$ 0.0483	$ 0.0483	$ 0.0483
Number of warrants, granted
Weighted average exercise price, granted
Number of warrants, purchased
Weighted average exercise price, purchased
Number of warrants, outstanding as of the end of the periods	228,958,334	228,958,334	228,958,334	228,958,334
Weighted average exercise price, outstanding as of the end of the periods	$ 0.0483	$ 0.0483	$ 0.0483	$ 0.0483
Number of warrants, exercisable as of the end of the periods	228,958,334	228,958,334	228,958,334	228,958,334